Investment in associated companies (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Percentages of ownership and book value of investments recorded using equity method
The total investments in Seadrill Partners recorded under the equity method of $2,809 million included the Company's share of the basis difference between the total fair value and the total underlying book value of Seadrill Partners' assets at the deconsolidation date are as follows:

(In US$ millions)	Book value	Fair value	Basis Difference	Seadrill's share of basis difference (1)
Drilling units	3,444	5,245	1,801	1,295
Drilling contracts	—	170	170	142
Goodwill	—	1,214	1,214	352
Total	3,444	6,629	3,185	1,789
(1) Seadrill's share of the basis difference relates to both its investment in the subordinated units of Seadrill Partners, and its direct ownership interests in various subsidiaries of Seadrill Partners, all of which investments are accounted for under the equity method. The total basis difference has been assigned based on Seadrill's proportional ownership interest in each investee. In the case of Seadrill's investment in the subordinated units of Seadrill Partners, the proportional allocation to the subordinated units was based on the relative fair values of the various equity interests in Seadrill Partners.
The Company has the following investments that are or have been recorded using the equity method for the periods presented in these financial statements:

	December 31, 2014	December 31, 2013	December 31, 2012
Varia Perdana Sdn Bhd ("Varia Perdana")	—%	—%	49.0%
Tioman Drilling Company Sdn Bhd ("Tioman Drilling")	—%	—%	49.0%
Archer	39.9%	39.9%	39.9%
Asia Offshore Drilling Ltd ("AOD")	(1)	(1)	66.2%
Sevan Drilling ASA ("Sevan Drilling")	(1)	(1)	28.5%
Seabras Sapura Participacoes SA ("Seabras Sapura Participacoes")	50.0%	50.0%	50.0%
Seabras Sapura Holding GmbH ("Seabras Sapura Holdco")	50.0%	50.0%	50.0%
Itaunas Drilling B.V. ("Itaunas Drilling")	30.0%	30.0%	30.0%
Camburi Drilling B.V. ("Camburi Drilling")	30.0%	30.0%	30.0%
Sahy Drilling B.V. ("Sahy Drilling")	30.0%	30.0%	30.0%
Seadrill Partners ("SDLP")	(2)	(1)	(1)
(1) During these periods the relevant investment was not accounted for under the equity method
(2) As of the deconsolidation date of Seadrill Partners on January 2, 2014, we have recognized our ownership interests in Seadrill Partners and direct ownership interests in Seadrill Partners subsidiaries, at fair value at the date of deconsolidation. Refer to Seadrill Partners paragraph below for additional information.

Summarized balance sheet information of equity method investees
Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2014
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities
Archer	633	1,171	441	817
Seabras Sapura Participacoes	17	194	14	149
Seabras Sapura Holding	104	690	52	730
Itaunas Drilling	—	187	137	42
Camburi Drilling	1	336	133	183
Sahy Drilling	—	173	109	53
Seadrill Partners	762	5,585	686	3,617
Total	1,517	8,336	1,572	5,591

	December 31, 2013
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities
Archer	594	1,201	476	684
Seabras Sapura Participacoes	12	129	3	112
Seabras Sapura Holding	—	219	—	219
Itaunas Drilling	1	161	44	108
Camburi Drilling	1	199	95	91
Sahy Drilling	1	155	40	103
Total	609	2,064	658	1,317

Summarized statement of operations information of equity method investees
Summarized statement of operations information for the Company's equity method investees is as follows:

	Year ended December 31, 2014
(In US$ millions)	Operating revenues	Net operating income	Net income
Archer	2,254	26	(96)
Seabras Sapura Participacoes	29	(6)	(6)
Seabras Sapura Holding	39	24	13
Itaunas Drilling	—	—	—
Camburi Drilling	—	—	—
Sahy Drilling	—	—	—
Seadrill Partners	1,343	615	315
Total	3,665	659	226

	Year ended December 31, 2013
(In US$ millions)	Operating revenues	Net operating income	Net income
Archer	2,041	(438)	(519)
Seabras Sapura Participacoes	—	(2)	(1)
Seabras Sapura Holding	—	—	(1)
Itaunas Drilling	—	—	—
Camburi Drilling	—	—	—
Sahy Drilling	—	—	—
Total	2,041	(440)	(521)

	Year ended December 31, 2012
(In US$ millions)	Operating revenues	Net operating income	Net income
Varia Perdana	106	85	83
Tioman	157	12	6
Archer	2,191	(322)	(375)
AOD	—	(2)	(2)
Sevan Drilling	173	11	(12)
Seabras Sapura Participacoes	—	—	(1)
Sahy Drilling	—	(1)	(1)
Total	2,627	(217)	(302)

Recorded equity in the statutory accounts of equity method investees
At the year-end the book values of the Company's investment in associated companies are as follows:

(In US$ millions)	December 31, 2014	December 31, 2013
Archer	—	8
Seabras Sapura Participacoes	21	12
Seabras Sapura Holding	117	109
Itaunas Drilling	3	3
Camburi Drilling	6	4
Sahy Drilling	4	4
Seadrill Partners - Total direct ownership interests	2,091	—
Seadrill Partners - Subordinated Units	412	—
Seadrill Partners - Seadrill Member Interest and IDRs *	244	—
Total	2,898	140

* The Seadrill Partners - Seadrill Member Interest and IDR's are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured. For more details on the deconsolidation of Seadrill Partners see Note 11.

At the year end the share of recorded equity in the statutory accounts of the Company's associated companies were as follows:

(In US$ millions)	December 31, 2014	December 31, 2013	December 31, 2012
Tioman	—	—	10
Varia Perdana	—	—	105
Archer	218	253	370
AOD	—	—	110
Sevan Drilling	—	—	189
Seabras Sapura Participacoes	24	13	22
Seabras Sapura Holding	6	—	—
Itaunas Drilling	3	3	3
Camburi Drilling	6	4	4
Sahy Drilling	4	4	3
Seadrill Partners *	N/A	—	—
Total	261	277	816

* The Company's share of recorded equity for which it accounts under the equity method in the statutory accounts of Seadrill Partners consists of the non-controlling interest as well as a proportionate amount of equity before non-controlling interests based on the subordinated units which the company owns in Seadrill Partners. The equity attributable to non-controlling interest in Seadrill Partners as at December 31, 2014 of $1,116 million is all attributable to Seadrill's direct ownership interests in controlled subsidiaries of Seadrill Partners. Seadrill's holding in the subordinated units represents 18.0% of the limited partner interests in Seadrill Partners. Total equity before non-controlling interests within Seadrill Partners as at December 31, 2014 was $928 million.